Pensions and post-retirement benefits - Income statement charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
33. Pension and post-retirement benefits
Current service cost	£ 231	£ 243	£ 265
Net finance cost	(48)	(24)	(12)
Past service cost	0	134	(3)
Other movements	2	5	0
Total	£ 185	£ 358	£ 250